Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Accruals for operating expenses	$ 153,851	$ 30,907
Accrued payroll	251,696	98,961
Other payables	6,923	6,923
Total	$ 412,470	$ 136,791